Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Huntington VA Dividend Capture Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Huntington VA Dividend Capture Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expense Examples
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in dividend-paying stocks, included preferred stocks and real estate investment trusts (“REITs”), and the Advisor focuses on those it believes are undervalued or out of favor. The Fund may invest in convertible bonds and other securities, such as preferred stock and real estate investment trusts (“REITs”), that contain aspects of both stocks and bonds. The Advisor will also frequently purchase stocks in the short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend) which increases the amount of trading costs the Fund will incur.

		The Fund generally invests in mature, middle and large-capitalization U.S. corporations. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Portfolio Turnover Risk. The Fund actively trades securities, which could increase its transaction costs (thereby lowering its performance).

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

		For more information, please see “Principal Fund Investment Strategies and Risks” in this prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

		The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund’s average annual total returns for the period ended 12/31/14 to those of Standard & Poor’s 500 Index® (“S&P 500”), Standard & Poor’s 500 Value Index® (“S&P 500 Value”) and the Dividend Capture Indices Blend (“DCIB”).

		The S&P 500 Value is an unmanaged market-capitalization weighted index consisting of those stocks within the S&P 500 that exhibit strong value characteristics. It uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DCIB is a custom, blended index comprised of the following three indices with their noted respective weightings: S&P 500 Value (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and S&P 1500 Real Estate Index® (20%). This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 2009 23.47% Worst Quarter Q1 2009 (17.07)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the period ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective 11/18/2014, the VA Dividend Capture Fund’s benchmark was updated from the S&P 500 to the S&P 500 Value as it was determined that the S&P 500 Value more closely aligns with the investment strategy of the Fund.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/14 to those of Standard & Poor’s 500 Index® (“S&P 500”), Standard & Poor’s 500 Value Index® (“S&P 500 Value”) and the Dividend Capture Indices Blend (“DCIB”). Effective 11/18/2014, the VA Dividend Capture Fund’s benchmark was updated from the S&P 500 to the S&P 500 Value as it was determined that the S&P 500 Value more closely aligns with the investment strategy of the Fund. The S&P 500 Value is an unmanaged market-capitalization weighted index consisting of those stocks within the S&P 500 that exhibit strong value characteristics. It uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. The S&P 500 is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The DCIB is a custom, blended index comprised of the following three indices with their noted respective weightings: S&P 500 Value (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and S&P 1500 Real Estate Index® (20%). This custom, blended index and its respective weightings are reflective of the Fund’s sector diversification. Indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an Index. For additional disclosure relating to the S&P 500 Value, S&P 500 and S&P 1500 Real Estate, please see “Additional Disclaimers” in this Prospectus.
Huntington VA Dividend Capture Fund | Huntington VA Dividend Capture Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,358
2005	rr_AnnualReturn2005	3.59%
2006	rr_AnnualReturn2006	16.59%
2007	rr_AnnualReturn2007	(6.13%)
2008	rr_AnnualReturn2008	(28.08%)
2009	rr_AnnualReturn2009	25.11%
2010	rr_AnnualReturn2010	15.12%
2011	rr_AnnualReturn2011	7.07%
2012	rr_AnnualReturn2012	11.47%
2013	rr_AnnualReturn2013	19.96%
2014	rr_AnnualReturn2014	10.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.07%)
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	12.67%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Huntington VA Dividend Capture Fund | Standard & Poor’s 500 Value Index®
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	14.86%
10 Years	rr_AverageAnnualReturnYear10	6.74%
Huntington VA Dividend Capture Fund | Standard & Poor’s 500 Index®
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Huntington VA Dividend Capture Fund | Dividend Capture Indices Blend
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.03%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	5.63%

[1]	Huntington Asset Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.99% of the Fund's daily net assets through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund's total annual fund operating expenses to exceed the stated expense caps.